Intangible assets, net	12 Months Ended
Dec. 31, 2023
Intangible assets, net
Intangible assets, net

11.            Intangible assets, net

	December 31,
	2022			2023
			Net book			Net book
(In thousands)	Cost	Amortization	value	Cost	Amortization	value
Land use rights	4,777	(1,498)	3,279	4,697	(1,629)	3,068
Audio - visual license	5,631	(2,884)	2,747	5,537	(3,484)	2,053
Acquired computer software	3,264	(2,744)	520	3,565	(2,989)	576
Total	13,672	(7,126)	6,546	13,799	(8,102)	5,697

Amortization expense recognized for the years ended December 31, 2021, 2022 and 2023 are summarized as follows:

	Years ended December 31
(In thousands)	2021	2022	2023
Cost of revenues	10	54	53
Research and development expenses	6	—	—
General and administrative expenses	1,113	1,032	1,048
Total	1,129	1,086	1,101

The estimated aggregate amortization expense for each of the next five years as of December 31, 2023 is:

(In thousands)	Intangible assets
2024	1,016
2025	925
2026	913
2027	366
2028 and thereafter	2,477

The weighted average amortization periods of intangible assets as of December 31, 2022 and 2023 are as below:

(In year)	December 31, 2022	December 31, 2023
Land use rights	30	30
Audio-visual license	9	9
Acquired computer software	5	5
Total weighted average amortization periods	10	10